SUPPLEMENT TO BRAVO! PROSPECTUS DATED JULY 30, 1999.
 SUPPLEMENT TO OVERTURE ANNUITY, ANNUITY II, ANNUITY III, APPLAUSE! PROSPECTUSES DATED MAY 1, 1997. SUPPLEMENT TO ANNUITY III-PLUS, ACCENT!, ACCLAIM!, OVERTURE
           LIFE, ENCORE!, APPLAUSE! II PROSPECTUSES DATED MAY 1, 1999.
                        SUPPLEMENT DATED OCTOBER 4, 1999.

This Supplement should be retained with the current prospectus for your variable contract issued by Ameritas Variable Life Insurance Company ("AVLIC"). If you do not have a current prospectus please contact AVLIC at 1-800-745-1112.

                             NOTICE OF SUBSTITUTION
The  SEC  has  published  a  notice  of  AVLIC's  application  for  substitution
("Application") in the Federal Register. AVLIC's Application requests permission
to  substitute  the  following   "Replaced   Portfolios"  with  the  "Substitute
Portfolios" as indicated:

        REPLACED PORTFOLIO                  SUBSTITUTE PORTFOLIO                SUBADVISER FOR SUBSTITUTE PORTFOLIO
        ------------------                  --------------------                -----------------------------------
        VIP Money Market                    Ameritas Money Market               Calvert Asset Management Company, Inc.
        VIP II Index 500                    Ameritas Index 500                  State Street Global Advisors
        Alger American Growth               Ameritas Growth                     Fred Alger Management, Inc. ("Alger Management")
        Alger American Income & Growth      Ameritas Income & Growth            Alger Management
        Alger American Small Capitalization Ameritas Small Capitalization       Alger Management
        Alger American MidCap Growth        Ameritas MidCap Growth              Alger Management
        MFS Emerging Growth                 Ameritas Emerging Growth            Massachusetts Financial Services Company ("MFS Co.")
        MFS Research                        Ameritas Research                   MFS Co.
        MFS Growth With Income              Ameritas Growth With Income         MFS Co.

If no hearing is requested on the Application, AVLIC expects to set October 29, 1999, as the Substitution Date. Substitute Portfolios will take the place of the designated Replaced Portfolios at the close of business of the New York Stock Exchange on the Substitution Date. Valuations will be as of the close of business on that date. Any amounts allocated to the Replaced Portfolios will automatically be allocated to the Substitute Portfolios after that date.

AVLIC will allow transfers from the Replaced Portfolios to any other subaccount available under the policy through a date at least 30 days following the Substitution Date, without imposition of any administrative charge to the policy owner. These transfers will not count as "free transfers" to which the policy owner may otherwise be entitled. Furthermore, such transfers of account value from the Replaced Portfolios to the Substitute Portfolios will likewise not be subject to an administrative charge to the policy owner, nor count in determining whether the maximum number of "free transfers" has been exceeded. The proposed substitution will not affect your rights or our obligations under the policy. AVLIC will bear any expenses in connection with the proposed substitution.

In connection with the proposed substitution outlined above, effective as of the Substitution Date, AVLIC will be making the Ameritas Portfolios available as subaccounts under this policy.

Below is the Fund Expense Summary table, as presented in the prospectus, showing the expenses for the Ameritas Portfolios.

PORTFOLIO                   INVESTMENT      12b-1      OTHER          TOTAL       WAIVERS              TOTAL
                            ADVISORY &      EXPENSE    EXPENSES                     AND/OR        (Reflecting
                            MANAGEMENT                                          REIMBURSEMENTS    waivers and/or
                                                                                                 reimbursements,
                                                                                                 if any)
AMERITAS PORTFOLIOS (1)
Ameritas Money Market           .20%           -          .15%          .35%         .05%              .30%
Ameritas Index 500              .24%           -          .17%          .41%         .13%              .28%
Ameritas Growth                 .75%           -          .14%          .89%         .10%              .79%
Ameritas Income & Growth        .625%          -          .195%         .82%         .12%              .70%
Ameritas Small Capitalization   .85%           -          .15%         1.00%         .11%              .89%
Ameritas MidCap Growth          .80%           -          .17%          .97%         .13%              .84%
Ameritas Emerging Growth        .75%           -          .16%          .91%         .06%              .85%
Ameritas Research               .75%           -          .40%         1.15%         .29%              .86%
Ameritas Growth With Income     .75%           -          .25%         1.00%         .12%              .88%

(1) This is a new Fund. Each portfolio's aggregate expenses are limited to the advisory and administrative fees disclosed above for a period of one year following the date the substitution order is issued. Following expiration of this one year period, expenses of the Ameritas Portfolios will not be permitted to exceed an expense ratio which is .10% greater than the prior expense ratio of the corresponding replaced fund, unless an amendment to the investment advisory contract is approved modifying or eliminating the expense guarantee.

The Ameritas Portfolios are managed by Ameritas Investment Corp. ("AIC"). AIC is a registered investment adviser under the Investment Advisers Act of 1940, and is an affiliate of AVLIC. AIC also contracts with subadvisers. The subadvisers listed in the first chart, above, will provide investment subadvisory services to the indicated Ameritas Portfolios.

INVESTMENT OBJECTIVES AND POLICIES OF THE AMERITAS PORTFOLIOS

AMERITAS
PORTFOLIOS
PORTFOLIO           INVESTMENT POLICIES                                                               OBJECTIVE
Ameritas            Invests in U.S. dollar-denominated money market securities of domestic and        Seeks as high a level of
Money Market        foreign issuers, including U.S. Government securities and repurchase              current income as is
                    agreements.  Invests more than 25% of total assets in the financial services      consistent with preservation
                    industry.                                                                         of capital and liquidity.

Ameritas            Under normal conditions, seeks to track the S & P 500.                            Seeks investment results that
Index 500                                                                                             correspond to the total return
                                                                                                      of common stocks publicly
                                                                                                      traded in the U.S., as
                                                                                                      represented by the S & P 500.

Ameritas            Focuses on companies that generally have broad product lines, markets,            Seeks long-term capital
Growth              financial  resources and depth of management.  Under normal circumstances, the    appreciation.
                    portfolio invests primarily in equity securities, such as common or preferred stocks, of large companies listed on U.S. exchanges or in the U.S. over-the-
                    counter market.  The portfolio considers a large company to have a market capitalization of $1 billion or greater.

Ameritas            Under normal circumstances, invests in dividend paying equity securities, such    Primarily seeks to provide a
Income &            as common or preferred stocks, preferably those which the subadvisor believes     high level of dividend
Growth              also offer opportunities for capital appreciation.                                income.  Its secondary goal
                                                                                                      is to provide capital
                                                                                                      appreciation.

Ameritas            It focuses on small, fast-growing companies that offer innovative products,       Seeks long-term capital
Small               services or technologies to a rapidly expanding marketplace.  Under normal        appreciation.
Capitalization      circumstances, the portfolio invests primarily in the equity securities, such as common or preferred stocks, of small capitalization companies listed on U.S.
                    exchanges or in the U.S. over-the-counter market.  A small capitalization company is one that has a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

Ameritas            Invests in midsize companies with promising growth potential.  Under normal       Seeks long-term capital
MidCap              circumstances, the portfolio invests primarily in the equity securities, such as  appreciation.
Growth              common or preferred stocks, of companies listed on U.S. exchanges or in the
                    U.S. over-the-counter market and having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Ameritas            Invests,  under normal  market conditions, at least 65% of its total assets in    Seeks long-term growth of
Emerging            common  stocks  and  related securities, such as preferred stocks, convertible    capital.
Growth              securities and depositary receipts for those securities, of emerging growth companies.

Ameritas            Invests,  under normal market conditions, at least 80% of its total assets in     Seeks long-term growth of
Research            common  stocks  and  related securities, such as preferred stocks, convertible    capital and future income.
                    securities and depositary receipts. The portfolio focuses on companies that the subadvisor  believes  have favorable prospects for long-term growth, attractive valuations based on current and expected  earnings or cash flow,  dominant or growing market share and superior management.  The portfolio may  invest  in companies  of  any  size.  The  portfolio's investments may include securities traded on  securities exchanges or in the over-the-counter markets.

Ameritas            Invests, under normal market conditions, at least 65% of its total assets in      Seeks to provide reasonable
Growth With         common  stocks and related securities, such as preferred stocks, convertible      current income and long-
Income              securities and depositary receipts for those securities. These securities may be  term growth of capital and listed on a securities exchange or traded in the over-the-counter markets. While  income.
                    the portfolio may invest in companies of any size, it may generally focus on companies with larger market capitalizations that the subadvisor  believes have sustainable  growth prospects and attractive valuations based on current and expected earnings or cash flow.

See the prospectus or statement of additional information of the underlying mutual fund for details.
